U.S. SECURITIES AND EXCHANGE COMMISSION






Washington, D.C.  20549













FORM 24F-2






Annual Notice of Securities Sold






Pursuant to Rule 24f-2













Read instructions at end of Form before preparing Form.






Please print or type.













1
 .
Nam
e and
addre
ss of
issuer
:







Prudential Europe Growth
Fund, Inc.






100 Mulberry Street, Gateway Center Three, Newark,
NJ 07102-4077.











2
 .
Name of each series or class of
securities for which this Form is
filed






(If the Form is being filed for all series and classes of securities of the issuer,






check the box but do not list series or
classes):    [ X ]












3
 .
Investment Company Act File
Number:


8
1
1
-
7
1
6
7



Secur
ities
Act
File
Num
ber:


3
3
-
5
3
1
5
1









4
 .
(
a
)
Last day of fiscal year for which this notice is filed:
April 30, 2001












(
b
)
[   ]  Check box if this Form is being filed late (i.e.
more than 90 calendar






days after the end of the issuer's fiscal year). (See
Instruction A.2)











Note: If the Form is being filed late, interest must be paid on the registration fee due.














(
c
)
[   ] Check box if this is the last time the issuer will be
filing this Form.











5
 .
Calcu
lation
of
regist
ration
fee:













(
i
)
Aggregate sale price of
securities sold during the






fiscal year pursuant to
section 24(f):


$
5
3
4
,
6
2
0
,
7
0
8









(
i
i
)
Aggregate price of securities
redeemed or repurchased






during the fiscal year (if
applicable):


$
5
7
1
,
2
7
8
,
2
2
6









(
i
i
i
)
Aggregate price of securities redeemed or repurchased during any prior fiscal year ending not earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission.


$
5
,
2
8
9
,
6
0
0









(
i
v
)
Total available redemption
credits [add items 5(ii) and
5(iii)].


$
5
7
6
,
5
6
7
,
8
2
6









(
v
)
Net sales - If item 5(i) is
greater than item 5(iv)
[subtract






i
t
e
m

5
(
i
v
)

f
r
o
m

i
t
e
m

5
(
i
)
 .


$
0









(
v
i
)
Redemption credits available for use in future years. - if item 5(i)






is less than item 5(iv)
[subtract item 5(i) from item
5(iv)]


$
4
1
,
9
4
7
,
1
1
8









(
v
i
i
)
Multiplier fo determining
registration fee  (See
instruction C.9):


X
0
 .
0
0
0
2
5
0









(
v
i
i
i
)
Registration fee due [multiply item 5(v) by item
5(vii)] enter "0"






i
f

n
o

f
e
e

i
s

d
u
e
 .


=

$
0








6
 .
Prepa
id
Share
s













     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securties (number of shares or other
units) deducted here:




0


     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for
use by the issuer in future fiscal
years,






then
state
that
numb
er
here:




0








7
 .
Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See
Instruction D):



+

$
0








8
 .
Total amount of the registration fee
due plus any interest due






[line
5(viii
) plus
line7]
:



=

$
0








9
 .
Date the registration fee and any
interest payment was sent to






the Commission's lockbox
depository:     N/A




















Meth
od of
Deliv
ery:
N/A














[

]
Wi
re
Tra
nsf
er





[

]
Ma
il
or
oth
er
me
ans

























SIGNATURES













This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates
indicated.




























B
y
:

(
S
i
g
n
a
t
u
r
e

a
n
d

T
i
t
l
e
)

_
_
_
_
_
_
_
_
_
_
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_
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_
_
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_
_






J
o
n
a
t
h
a
n

D
 .

S
h
a
i
n






S
e
c
r
e
t
a
r
y


















D
a
t
e
:

J
u
l
y

3
0
,

2
0
0
1

























K:\TECHSUPP\TECHSUPP\24F2's\0401_24f2\
[24f-2 calculation FYE 2001-04-30.xls]Form
24f-2